Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Amount of increase (decrease) in allowance for credit loss on accounts receivable	¥ 9,289	¥ 41,561
Amount of loans past due	57,708
Corporate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired financing receivable with related allowance unpaid principal balance	¥ 57,658	¥ 204,404